Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Expense [Abstract]
Finance income and finance expense

19. Finance income and finance expense

	2019	2018	2017
Interest income	17,882	—	53,570
Net foreign currency exchange gain	1,343,153	1,103,067	1,912,681
Revaluation gain from derivative financial instruments	663,725	1,350,071	3,372,186
Total finance income	2,024,760	2,453,138	5,338,437
Interest expense (incl. Bank charges)	28,628	1,070,177	1,640,394
Net foreign currency exchange loss	1,562,725	1,242,938	2,737,273
Total finance expense	1,591,353	2,313,115	4,377,667
Finance income, net	433,407	140,023	960,770

In 2019, net foreign currency exchange gains contain translation gains of CHF 7,744 (2018: CHF 264,029; 2017: CHF 1,315,029) which arose on the Company's USD and EUR denominated cash and cash equivalents. In 2019, finance expenses include interest paid to Hercules Capital, Inc. under the Loan and Security Agreement in an amount of CHF 3,745 (2018: CHF 435,993; 2017: CHF 1,182,369).